Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 30,354	$ 27,832
Amounts held in escrow in connection with acquisitions	7,521	7,026
Value added tax	10,221	9,488
Other receivables	7,267	14,709
Prepaid expensex and other current assets	$ 55,363	$ 59,055